Equipment, leases and leasehold improvements, net (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Items Include in Equipment and Leasehold Improvement
The following table provides a summary of the items included in equipment, leases and leasehold improvements:

	December 31,
	2024	2023
Equipment and leasehold improvements, net	4,509	4,041
Leases	15,167	12,753
	19,676	16,794

Schedule of Breakdown of Cost, Accumulated Depreciation, Additions and Disposals of Equipment and Leasehold Improvements
Equipment, leases and leasehold improvements are detailed as follows:

	IT equipment	Furniture and fixtures	Leasehold improvements	Other equipment	Leases	Total
Cost:
Balance as of January 1, 2022	4,476	1,677	7,450	687	17,496	31,786
Additions	599	165	852	35	7	1,658
Disposals	(1,136)	(36)	(4)	(6)	—	(1,182)
Effect of movement in exchange rates	2	2	3	1	—	8
Balance as of December 31, 2022	3,941	1,808	8,301	717	17,503	32,270
Additions	369	92	124	176	1,388	2,149
Disposals	(28)	(83)	(117)	(49)	(1,216)	(1,493)
Effect of movement in exchange rates	5	3	5	—	—	13
Balance as of December 31, 2023	4,287	1,820	8,313	844	17,675	32,939
Additions	632	274	768	139	3,623	5,436
Disposals	(157)	(50)	(72)	(3)	(36)	(318)
Effect of movement in exchange rates	(15)	(13)	(35)	—	—	(63)
Balance as of December 31, 2024	4,747	2,031	8,974	980	21,262	37,994

Accumulated depreciation:
Balance as of January 1, 2022	3,846	1,638	4,375	590	3,558	14,007
Depreciation and amortization for the year	430	32	531	57	1,104	2,154
Disposals	(1,133)	(35)	(4)	(4)	—	(1,176)
Effect of movement in exchange rates	(1)	1	4	(1)	—	3
Balance as of December 31, 2022	3,142	1,636	4,906	642	4,662	14,988
Depreciation and amortization for the year	449	54	589	69	1,119	2,280
Disposals	(25)	(83)	(117)	(49)	(859)	(1,133)
Effect of movement in exchange rates	4	1	5	—	—	10
Balance as of December 31, 2023	3,570	1,608	5,383	662	4,922	16,145
Depreciation and amortization for the year	456	84	684	72	1,203	2,499
Disposals	(161)	(53)	(55)	(1)	(30)	(300)
Effect of movement in exchange rates	(8)	(7)	(11)	—	—	(26)
Balance as of December 31, 2024	3,857	1,632	6,001	733	6,095	18,318

Carrying amounts as of:
December 31, 2024	890	399	2,973	247	15,167	19,676
December 31, 2023	717	212	2,930	182	12,753	16,794
December 31, 2022	799	172	3,395	75	12,841	17,282